UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 355

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 355

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Cassandra W. Borchers

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2025 (Unaudited)

Azzad Ethical Fund

ADJEX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Azzad Ethical Fund - ADJEX (the “Fund”) for the period July 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://azzadasset.com/azzad-ethical-fund/. You can also request this information by contacting us at 1-888-862-9923.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Ethical Fund	$50	0.99%

*Annualized

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$137.3 MILLION	81	28.66%	$491,463

top ten holdings

(% of Net Assets)

1.	IDEXX Laboratories, Inc.	4.61%
2.	Quanta Services, Inc.	4.17%
3.	Cadence Design Systems, Inc.	3.87%
4.	KLA Corp.	3.05%
5.	Coherent, Inc.	2.89%
6.	Howmet Aerospace, Inc.	2.76%
7.	Cloudfare, Inc. Class A	2.72%
8.	Monolithic Power Systems, Inc.	2.70%
9.	Fastenal Co.	2.62%
10.	HEICO Corp. Class A	2.52%
	Total % of Net Assets	31.91%

How has the fund changed

The Fund has not had any material changes during the six months ended December 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Azzad Funds at 1-888-862-9923, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Azzad Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://azzadasset.com/azzad-ethical-fund/ or contact us at 1-888-862-9923.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2025 (Unaudited)

Azzad Wise Capital Fund

WISEX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Azzad Wise Capital Fund - WISEX (the “Fund”) for the period July 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://azzadasset.com/azzad-wise-capital-fund/. You can also request this information by contacting us at 1-888-862-9923.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Wise Capital Fund	$45	0.89%

*Annualized

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the security types the underlying securities represent as a percentage of the portfolio of investments.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$362.6 MILLION	216	10.35%	$1,309,934

top ten holdings

(% of Net Assets)

1.	TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	2.19%
2.	Perusahaan Penerbit SBSN Indois Sukuk, Series REGS, 4.150%, 03/29/2027	2.15%
3.	ICD Sukuk Co. Ltd., 5.000%, 02/01/2027	2.12%
4.	Axiata Spv2 Bhd, 4.357%, 03/24/2026	2.10%
5.	Mazoon Assets Co. SAOC. Sr. Unsecd Note, Series 144A, 5.250%, 10/09/2031	1.92%
6.	Banque Saudi Fransi, Sr. Unsecd. Note, Series REGS, 4.750%, 05/31/2028	1.89%
7.	DAE Sukuk DIFC Ltd., Sr. Unsecd. Note, Series REGS, 3.750%, 02/15/2026	1.86%
8.	EI Sukuk Co. Ltd., Sr. Unsecd. Note, 5.431%, 05/28/2029	1.85%
9.	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 5.000%, 05/25/2030	1.84%
10.	Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026	1.78%
	Total % of Net Assets	19.70%

How has the fund changed

The Fund has not had any material changes during the six months ended December 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Azzad Funds at 1-888-862-9923, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Azzad Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://azzadasset.com/azzad-wise-capital-fund/ or contact us at 1-888-862-9923.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

AZZAD FUNDS

Invest with faith

Azzad Wise Capital Fund
(Ticker: WISEX)
First Halal Fixed-Income Fund

Azzad Ethical Fund
(Ticker: ADJEX)
Halal Equity Mutual Fund

SEMI-ANNUAL FINANCIAL STATEMENTS DECEMBER 31, 2025 (UNAUDITED)

Azzad Ethical Fund

Schedule of Investments
December 31, 2025 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 95.61%

Aircraft & Parts - 2.52%
13,683	HEICO Corp. Class A	$ 3,454,000

Apparel & Other Finished Products of Fabrics & Similar Material - 0.53%
3,519	Lululemon Athletica, Inc. *	731,283

Auto Controls for Regulating Residential & Commercial Environments - 0.14%
508	Trane Technologies PLC (Ireland)	197,714

Computer Peripheral Equipment - 1.15%
19,816	Fortinet, Inc. *	1,573,589

Electric Services - 1.14%
3,338	Constellation Energy Corp.	1,179,215
2,361	Vistra Corp.	380,900
		1,560,115
Electrical Work - 4.47%
686	Emcor Group, Inc.	419,688
13,551	Quanta Services, Inc.	5,719,335
		6,139,023
Electronic Components - 1.00%
8,452	Vertiv Holdings Co. Class A	1,369,309

Electronic Computers - 0.22%
10,488	Super Micro Computer, Inc. *	306,984

General Industrial Machinery & Equipment - 0.22%
3,758	Ingersoll Rand, Inc.	297,709

Household Appliances - 1.70%
20,894	SharkNinja, Inc. *	2,338,039

In Vitro & In Vivo Diagnostic Substances - 4.61%
9,362	Idexx Laboratories, Inc. *	6,333,674

Industrial Instruments for Measurement, Display, and Control - 0.46%
1,417	Roper Technologies, Inc.	630,749

Instruments for Measuring & Testing of Electricity & Electric Signals - 0.71%
10,576	Itron, Inc. *	982,087

Laboratory Analytical Instruments - 3.54%
21,461	Coherent, Inc. *	3,961,057
82	Mettler Toledo International, Inc. *	114,324
2,069	Waters Corp. *	785,868
		4,861,249
Leather & Leather Products - 0.53%
5,714	Tapestry, Inc.	730,078

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.69%
5,017	Cintas Corp.	$ 943,547

Metalworking Machinery & Equipment - 2.01%
11,541	Lincoln Electric Holdings, Inc.	2,765,685

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 2.14%
4,416	Martin Marietta Materials, Inc.	2,749,667
681	Vulcan Materials Co.	194,235
		2,943,902
Oil & Gas Field Machinery & Equipment - 0.21%
6,486	Baker Hughes Co.	295,372

Optical Instruments & Lenses - 3.05%
3,449	KLA Corp.	4,190,811

Ordnance & Accessories (No Vehicles/Guided Missiles) - 0.61%
1,472	Axon Enterprises, Inc. *	835,993

Pharmaceutical Preparations - 1.40%
4,591	Alnylam Pharmaceuticals, Inc. *	1,825,611
1,587	Biomarin Pharmaceutical, Inc. *	94,315
		1,919,926
Railroad Equipment - 0.48%
3,078	Westinghouse Air Brake Technologies Corp.	656,999

Refuse Systems - 1.01%
6,515	Republic Services, Inc.	1,380,724

Retail-Auto Dealers & Gasoline Stations - 1.37%
48,093	Copart, Inc. *	1,882,841

Retail-Building Materials, Hardware, Garden Supply - 4.07%
89,730	Fastenal Co.	3,600,865
39,588	Tractor Supply Co.	1,979,796
		5,580,661
Retail-Catalog & Mail-Order Houses - 1.84%
9,060	CDW Corp.	1,233,972
54,946	Coupang, Inc. *	1,296,176
		2,530,148
Retail-Eating & Drinking Places - 0.25%
5,611	Dutch Bros, Inc. Class A *	343,505

Retail-Retail Stores - 0.78%
1,768	Ulta Beauty, Inc. *	1,069,658

Retail-Shoe Stores - 1.76%
13,705	Boot Barn Holdings, Inc. *	2,418,521

Rolling Drawing & Extruding of Nonferrous Metals - 2.76%
18,456	Howmet Aerospace, Inc.	3,783,849

Rubber & Plastics Footwear - 1.59%
46,863	On Holding AG Class A (Switzerland) *	$ 2,178,192

Semiconductors & Related Devices - 3.98%
10,293	MACOM Technology Solutions Holdings, Inc. *	1,762,985
4,086	Monolithic Power Systems, Inc.	3,703,387
		5,466,372
Services-Business Services - 3.11%
2,000	Corpay, Inc. *	601,860
5,219	DoorDash, Inc. *	1,181,999
514	Fair Isaac Corp. *	868,979
7,103	Fiserv, Inc. *	477,109
1,975	MSCI, Inc.	1,133,117
		4,263,064
Services-Computer Integrated Systems Design - 0.58%
24,365	Waystar Holding Corp. *	797,954

Services-Computer Processing & Data Preparation - 2.04%
4,722	Reddit, Inc. Class A *	1,085,446
32,775	Toast, Inc. Class A *	1,163,840
2,561	Workday, Inc. *	550,052
		2,799,338
Services-Computer Programming Services - 1.36%
3,450	VeriSign, Inc.	838,177
4,562	Zscaler, Inc. *	1,026,085
		1,864,262
Services-Computer Programming, Data Processing, Etc. - 2.01%
1,000	AppLovin Corp. Class A *	673,820
39,812	Pinterest, Inc. Class A *	1,030,733
27,823	The Trade Desk, Inc. Class A *	1,056,161
		2,760,714
Services-Equipment Rental & Leasing - 1.12%
1,902	United Rentals, Inc.	1,539,327

Services-Prepackaged Software - 19.72%
8,659	Atlassian Corp. Class A (United Kingdom) *	1,403,970
2,190	Autodesk, Inc. *	648,262
16,988	Cadence Design Systems, Inc. *	5,310,109
18,929	Cloudfare, Inc. Class A *	3,731,852
3,819	CoreWeave, Inc. Class A *	273,479
1,874	CrowdStrike Holdings, Inc. Class A *	878,456
24,635	Datadog, Inc. Class A *	3,350,114
4,589	HubSpot, Inc. *	1,841,566
3,982	Manhattan Associates, Inc. *	690,120
1,275	MongoDB, Inc. *	535,105
16,289	Roblox Corp. Class A *	1,319,898
11,215	Snowflake, Inc. Class A *	2,460,122
4,012	Tyler Technologies, Inc. *	1,821,247
12,567	Veeva Systems, Inc. Class A *	2,805,331
		27,069,631
Services-To Dwellings & Other Buildings - 1.95%
44,538	Rollins, Inc. *	$ 2,673,171

Surgical & Medical Instruments & Apparatus - 3.71%
13,154	DexCom, Inc. *	873,031
11,106	Insulet Corp. *	3,156,769
4,393	Resmed, Inc.	1,058,142
		5,087,942
Transportation Services - 2.02%
9,782	Expedia Group, Inc.	2,771,338

Trucking (No Local) - 1.07%
9,344	Old Dominion Freight Line, Inc.	1,465,139

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.59%
5,546	Cencora, Inc.	1,873,161
380	McKesson Corp.	311,710
		2,184,871
Wholesale-Durable Goods - 0.96%
1,308	W.W. Grainger, Inc.	1,319,837

Wholesale-Miscellaneous Durable Goods - 1.43%
8,606	Pool Corp.	1,968,623

TOTAL FOR INVESTMENTS (Cost $95,908,083) ** - 95.61%		131,257,519

OTHER ASSETS LESS LIABILITIES, NET - 4.39%		6,020,121

NET ASSETS - 100.00%		$ 137,277,640

* Non-income producing securities during the period.
** Refer to Note 9 for Tax Cost.
AG - Abbreviation for the German word Aktiengesellschaft.

The accompanying notes are an integral part of these financial statements.

Azzad Wise Capital Fund

Schedule of Investments
December 31, 2025 (Unaudited)

Shares/Par		Fair Value

COMMON STOCKS - 5.07%

Arrangement of Transportation of Freight & Cargo - 0.31%
3,686	C.H. Robinson Worldwide, Inc.	$ 592,561
3,601	Expeditors International of Washington, Inc.	536,585
		1,129,146
Beverages - 0.24%
6,174	The Coca-Cola Co.	446,921
3,114	PepsiCo, Inc.	431,625
		878,546
Computer & Office Equipment - 0.13%
1,586	International Business Machines, Inc.	469,789

Construction, Mining & Materials Handling Machinery & Equipment - 0.14%
2,586	Dover Corp.	504,891

Converted Paper & Paperboard Products - 0.08%
2,762	Kimberly-Clark Corp.	278,658

Electromedical & Electrotherapeutic Apparatus - 0.16%
6,091	Medtronic PLC (Ireland)	585,102

Electronic & Other Electrical Equipment - 0.16%
4,327	Emerson Electric Co.	574,279

General Industrial Machinery & Equipment - 0.20%
1,773	Illinois Tool Works, Inc.	436,690
1,121	Nordson Corp.	269,522
		706,212
Household Appliances - 0.12%
6,410	A.O. Smith Corp.	428,701

Industrial Inorganic Chemicals - 0.25%
1,502	Air Products & Chemicals, Inc.	371,024
1,213	Linde AG PLC (Ireland)	517,211
		888,235
Industrial Instruments for Measurement, Display, and Control - 0.12%
1,004	Roper Technologies, Inc.	446,911

Men's & Boy's Furnishings - 0.14%
2,776	Cintas Corp.	522,082

Miscellaneous Food Preparations & Kindred Products - 0.08%
4,083	McCormick & Company, Inc.	278,093

Natural Gas Distribution - 0.11%
2,361	Atmos Energy Corp.	395,774

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
4,929	Colgate-Palmolive Co.	389,490
24,469	Kenvue, Inc.	422,090
		811,580
Petroleum Refining - 0.08%
2,486	Exxon Mobil Corp.	299,165

Pharmaceutical Preparations - 0.49%
4,410	Abbott Laboratories	552,529
2,332	AbbVie, Inc.	532,839
3,381	Johnson & Johnson	699,698
		1,785,066
Retail-Building Materials, Hardware, Garden Supply - 0.28%
11,508	Fastenal Co.	461,816
1,705	The Sherwin-Williams Co.	552,471
		1,014,287
Retail-Lumber & Other Building Materials - 0.15%
2,186	Lowe's Companies, Inc.	527,176

Retail-Variety Stores - 0.09%
3,319	Target Corp.	324,432

Services-Computer Programming, Data Processing, Etc. - 0.04%
469	Factset Research Systems, Inc.	136,099

Services-Consumer Credit Reporting, Collection Agencies - 0.12%
838	S&P Global, Inc.	437,930

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.34%
4,191	Church & Dwight Co., Inc.	351,415
2,036	Ecolab, Inc.	534,491
2,517	The Procter Gamble Co.	360,711
		1,246,617
Special Industry Machinery (No Metalworking Machinery) - 0.19%
6,670	Pentair PLC (Ireland)	694,614

Specialty Cleaning, Polishing & Sanitation Preparations - 0.07%
2,400	The Clorox Co.	241,992

Steel Works, Blasts Furnaces & Rolling Mills (Coke Ovens) - 0.10%
2,254	Nucor Corp.	367,650

Surgical & Medical Instruments & Apparatus - 0.15%
762	Becton Dickinson & Co.	147,881
1,427	West Pharmaceutical Services, Inc.	392,625
		540,506
Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.14%
2,558	Cardinal Health, Inc.	525,669

Wholesale-Durable Goods - 0.15%
551	W.W. Grainger, Inc.	555,987

Wholesale-Groceries & Related Products - 0.11%

5,384	Sysco Corp.	396,747

Wholesale-Motor Vehicle Supplies & New Parts - 0.11%
3,268	Genuine Parts Co.	401,833

TOTAL FOR COMMON STOCKS (Cost $11,770,258) - 5.07%		18,393,769

REAL ESTATE INVESTMENT TRUSTS - 0.11%
1,577	Essex Property Trust, Inc.	412,669
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $411,588) - 0.11%		412,669

SUKUKS - 70.37%

Banks - 15.35%
4,560,000	ADIB Sukuk II Co. Ltd., Sr. Unsecd. Note, Series REGS, 5.695%, 11/15/2028 (United Arab Emirates)	$ 4,731,420
5,000,000	AL Rajhi Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 4.750%, 04/05/2028 (Saudi Arabia)	5,037,102
2,000,000	AL Rajhi Sukuk, Ltd., Jr. Sub. Note, Series EMTN, 6.250%, 07/21/2030 (Saudi Arabia) *	2,036,776
2,500,000	AUB Sukuk, Ltd., Unsecd. Note, Series EMTN, 2.615%, 09/09/2026 (Bahrain)	2,466,902
6,800,000	Banque Saudi Fransi, Sr. Unsecd. Note, Series REGS, 4.750%, 05/31/2028 (Saudi Arabia)	6,844,267
3,000,000	Banque Saudi Fransi, Sr. Unsecd. Note, Series REGS, 5.375%, 01/21/2030 (Saudi Arabia)	3,087,221
4,500,000	DIB Sukuk, Ltd., Series REGS, 5.243%, 03/04/2029 (United Arab Emirates)	4,614,373
3,000,000	FAB Sukuk Co. Ltd., Sr. Unsecd. Note, Series REGS, 1.411%, 01/14/2026 (United Arab Emirates)	2,992,320
3,000,000	FAB Sukuk Co. Ltd., Sr. Unsecd. Note, Series REGS, 2.591%, 03/02/2027 (United Arab Emirates)	2,942,187
2,000,000	FAB Sukuk Co. Ltd., Sr. Unsecd. Note, 5.153%, 01/16/2030 (United Arab Emirates)	2,072,151
3,000,000	NCB Tier 1 Sukuk Ltd. Jr. Sub. Note, 3.500%, 07/26/2026 (Saudi Arabia) *	2,951,520
4,950,000	QIB Sukuk, Ltd., Sr. Unsecd. Note, REGS, 5.581%, 11/22/2028 (Qatar)	5,134,240
3,500,000	SIB Sukuk, Co. III Ltd., Series REGS, 5.200%, 02/26/2030 (United Arab Emirates)	3,573,427
5,000,000	SNB Sukuk Ltd., Sr. Unsecd. Note, REGS, 5.129%, 02/27/2029 (Saudi Arabia)	5,116,400
2,000,000	Warba Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 5.351%, 07/10/2029 (Kuwait)	2,063,818
		55,664,124
Communications Equipment - 6.20%
7,600,000	Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia)	7,603,747
4,580,000	Axiata Spv2 Bhd, Series REGS, 2.163%, 08/19/2030 (Malaysia)	4,148,635
7,700,000	ICD Sukuk Co. Ltd., 5.000%, 02/01/2027 (United Arab Emirates)	7,695,149
3,000,000	TT Varlik Kiralama, Sr. Unsecd. Note, Series 144A, 6.500%, 10/30/2030 (Turkey) (1)	3,031,878
		22,479,409
Energy - 5.29%
4,000,000	EDO Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 5.662%, 07/03/2031 (Oman) (1)	4,186,000
3,300,000	EDO Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 5.875%, 09/21/2033 (Oman) (1)	3,501,300
2,500,000	Nogaholding Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 5.250%, 04/08/2029 (Bahrain)	2,486,214
3,000,000	SA Global Sukuk, Ltd., Sr. Unsecd. Note, REGS, 1.602%, 06/17/2026 (Saudi Arabia)	2,963,073
3,500,000	SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 4.250%, 10/02/2029 (Saudi Arabia) (1)	3,484,495
2,800,000	SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Saudi Arabia) (1)	2,544,920
		19,166,002
Financial Services - 5.05%
1,500,000	Air Lease Corp. Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 5.850%, 04/01/2028 (United States) (1)	1,534,895
3,000,000	Air Lease Corp. Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 5.850%, 04/01/2028 (United States)	3,069,790
2,300,000	DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (1)	2,292,737
6,750,000	DAE Sukuk DIFC Ltd., Sr. Unsecd. Note, Series REGS, 3.750%, 02/15/2026 (United Arab Emirates)	6,728,684
1,500,000	MDGH Sukuk Ltd. Sr. Unsecd. Note, Series EMTN, 4.959%, 04/04/2034 (United Arab Emirates)	1,544,550
3,000,000	SUCI Second Investment Co., Sr. Unsecd. Note, REGS, 6.000%, 10/25/2028 (Saudi Arabia)	3,141,570
		18,312,226
Government Owned - 2.55%
6,500,000	EI Sukuk Co. Ltd., Sr. Unsecd. Note, 5.431%, 05/28/2029 (United Arab Emirates)	6,697,921
2,500,000	Ma'aden Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 5.250%, 02/13/2030 (Saudi Arabia) (1)	2,566,015
		9,263,936

Home Construction - 5.51%
3,900,000	Aldar Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 4.875%, 05/24/2033 (United Arab Emirates)			3,914,231
5,000,000	Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series REGS, 3.875%, 10/22/2029 (United Arab Emirates)			4,873,457
5,200,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.700%, 07/06/2031 (United Arab Emirates)			5,001,485
6,000,000	ESIC Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 5.831%, 02/14/2029 (United Arab Emirates)			6,199,282
				19,988,455
Sovereigns - 23.96%
1,500,000	CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (1)			1,465,624
4,400,000	CBB International Sukuk Progr. Sr. Unsecd. Note, Series REGS, 3.950%, 09/16/2027 (Bahrain)			4,299,163
1,000,000	CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (1)			953,160
1,000,000	CBB International Sukuk Progr. WLL., Sr. Unsecd., Series REGS, 3.875%, 05/18/2029 (Bahrain)			953,160
2,500,000	Egypt Taskeek Co., Sr. Unsecd. Series REGS, 10.875%, 02/28/2026 (Egypt)			2,524,750
3,500,000	Egypt Taskeek Co., Sr. Unsecd. Series 144A, 6.375%, 04/07/2029 (Egypt) (1)			3,591,833
3,000,000	Global Sukuk Ventures, Private Placement, Series 144A, 4.250%, 11/10/2035 (Qatar) (1)			2,974,535
1,500,000	Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (1)			1,506,942
3,900,000	Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 5.125%, 06/22/2026 (Turkey)			3,918,051
4,000,000	Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series 144A, 6.500%, 04/26/2030 (Turkey) (1)			4,158,252
3,000,000	Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series 144A, 6.750%, 09/01/2030 (Turkey) (1)			3,144,142
7,000,000	KSA Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 2.250%, 05/17/2031 (Saudi Arabia)			6,284,740
3,500,000	KSA Ijarah Sukuk Ltd., Series 144A, 4.250%, 09/09/2030 (Saudi Arabia) (1)			3,493,305
2,500,000	Oman, Government, Sr. Unsecd., Series REGS, 4.875%, 06/15/2030 (Oman)			2,551,267
3,000,000	Oman, Government, Sr. Unsecd., Series 144A, 4.875%, 06/15/2030 (Oman) (1)			3,061,521
1,685,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (1)			1,685,000
7,800,000	Perusahaan Penerbit SBSN Indois Sukuk, Series REGS, 4.150%, 03/29/2027 (Indonesia)			7,800,000
4,700,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 5.100%, 07/02/2029 (Indonesia) (1)			4,820,649
6,500,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 5.000%, 05/25/2030 (Indonesia) (1)			6,662,500
3,000,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.500%, 12/01/2030 (Indonesia) (1)			3,005,400
1,000,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 5.200%, 07/23/2035 (Indonesia) (1)			1,020,140
6,150,000	Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (United Arab Emirates)			6,131,183
1,500,000	Sharjah Sukuk Ltd., Series REGS, 3.234%, 10/23/2029 (United Arab Emirates)			1,414,740
3,000,000	State of Qatar, Private Placement, Series 144A, 3.625%, 11/10/2028 (Qatar) (1)			2,979,390
6,480,000	Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			6,464,513
				86,863,960
Utilities - 5.83%
6,850,000	Mazoon Assets Co. SAOC. Sr. Unsecd Note, Series 144A, 5.250%, 10/09/2031 (Oman) (1)			6,966,532
3,500,000	Saudi Electricity Global, Sr. Unsecd. Note REGS, 2.413%, 09/17/2030 (Saudi Arabia)			3,177,335
3,000,000	Saudi Electricity Global Sukuk, Sr. Unsecd. Note, REGS, 4.942%, 02/13/2029 (Saudi Arabia)			3,057,407
8,000,000	TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia)			7,938,402
				21,139,676
Wireline Telecommunications Services - 0.63%
2,300,000	Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (1)			2,284,290

TOTAL FOR SUKUKS (Cost $252,440,086) - 70.37%				255,162,078

TRADE FINANCE AGREEMENTS - 2.60% (2) (5)

Shares/Par		Acquisition Date (2)	Cost (2)	Fair Value
Energy - Oil Refining and Marketing - 1.63%
2,171,822	African Export Import Bank 209, 4.639% (4-month SOFR +1.000%), 04/30/2026 (Egypt) (3)	04/30/2025	$ 2,165,822	$ 2,171,822
828,178	African Export Import Bank 209, 4.943% (4-month SOFR +1.000%), 05/18/2026 (Egypt) (3)	05/15/2025	828,178	828,178
13,036	Arab Republic of Egypt, 7.009%, (3.150% 12-months TSOFR + 4.195% - 1.00), 06/25/2026 (Egypt) (3)	06/26/2025	11,042	13,037

20,458	Arab Republic of Egypt, 6.938%, (3.150% 12-months TSOFR + 4.195% - 1.00), 07/06/2026 (Egypt) (3)	07/07/2025	18,339	20,458
32,599	Arab Republic of Egypt, 7.046%, (3.150% 12-months TSOFR + 4.195% - 1.00), 07/09/2026 (Egypt) (3)	07/10/2025	32,599	32,599
39,280	Arab Republic of Egypt, 7.039%-7.056%, (3.150% 12-months TSOFR + 4.195% - 1.00), 07/13/2026 (Egypt) (3)	07/14/2025 - 07/15/2025	39,280	39,280
40,138	Arab Republic of Egypt, 7.744%, (3.150% 12-months TSOFR + 4.195% - 1.00), 08/17/2026 (Egypt) (3)	08/18/2025	40,138	40,138
12,415	Arab Republic of Egypt, 6.700%, (3.150% 12-months TSOFR + 4.195% - 1.00), 09/21/2026 (Egypt) (3)	09/24/2025	12,415	12,415
646,951	Arab Republic of Egypt, 7.555%, (3.978% 12-months TSOFR + 4.000% - 1.00), 09/24/2026 (Egypt) (3)	09/25/2025	641,541	646,951
369,686	Arab Republic of Egypt, 7.393%, (3.978% 12-months TSOFR + 4.000% - 1.00), 10/19/2026 (Egypt) (3)	10/21/2025	369,686	369,686
184,843	Arab Republic of Egypt, 7.490%, (3.978% 12-months TSOFR + 4.000% - 1.00), 11/12/2026 (Egypt) (3)	11/14/2025	184,843	184,843
768,366	Arab Republic of Egypt, 6.678%-7.537%, (3.150%-3.978% 12-months TSOFR + 4.000%-4.195% - 1.00), 11/16/2026 (Egypt) (3)	11/17/2025 - 11/18/2025	768,366	768,366
15,569	Arab Republic of Egypt, 6.609%, (3.150% 12-months TSOFR + 4.195% - 1.00), 11/23/2026 (Egypt) (3)	11/24/2025	15,569	15,569
42,199	Arab Republic of Egypt, 6.594%, (3.150% 12-months TSOFR + 4.195% - 1.00), 11/30/2026 (Egypt) (3)	12/01/2025	42,199	42,199
554,529	Arab Republic of Egypt, 7.460%, (3.978% 12-months TSOFR + 4.000% - 1.00), 12/07/2026 (Egypt) (3)	12/09/2025	554,529	554,529
33,334	Arab Republic of Egypt, 7.898%, (3.150% 12-months TSOFR + 4.195% - 1.00), 12/17/2026 (Egypt) (3)	12/18/2025	33,334	33,334
19,963	Arab Republic of Egypt, 7.898%, (3.150% 12-months TSOFR + 4.195% - 1.00), 01/04/2027 (Egypt) (3)	12/29/2025	19,963	19,963
3,411	Government of Egypt, 8.083%, (12-months SOFR +2.500%), 01/05/2026 (Egypt) (3)	01/02/2025	3,411	3,411
323	Government of Egypt, 8.112%, (12-months SOFR +2.500%), 01/20/2026 (Egypt) (3)	01/21/2025	323	323
18,669	Government of Egypt, 8.124%, (12-months SOFR +2.500%), 01/22/2026 (Egypt) (3)	01/23/2025	18,669	18,669
2,184	Government of Egypt, 8.086%, (12-months SOFR +2.500%), 02/02/2026 (Egypt) (3)	02/03/2025	2,184	2,184
8,445	Government of Egypt, 8.097%, (12-months SOFR +2.500%), 02/09/2026 (Egypt) (3)	02/07/2025	8,445	8,445
2,728	Government of Egypt, 8.192%, (12-months SOFR +2.500%), 02/17/2026 (Egypt) (3)	02/18/2025	2,728	2,728
10,437	Government of Egypt, 8.141%, (12-months SOFR +2.500%), 02/23/2026 (Egypt) (3)	02/21/2025	10,437	10,437
2,205	Government of Egypt, 8.054%, (12-months SOFR +2.500%), 02/26/2026 (Egypt) (3)	02/27/2025	2,205	2,205
17,251	Government of Egypt, 7.994%-8.045%, (12-months SOFR +2.500%), 03/02/2026 (Egypt) (3)	03/03/2025 - 03/04/2025	17,251	17,251
3,835	Government of Egypt, 7.976%, (12-months SOFR +2.500%), 03/25/2026 (Egypt) (3)	03/25/2025	3,835	3,835
7,831	Government of Egypt, 7.891%, (12-months SOFR +2.500%), 04/02/2026 (Egypt) (3)	04/03/2025	7,831	7,831
4,171	Government of Egypt, 7.781%, (12-months SOFR +2.500%), 04/20/2026 (Egypt) (3)	04/17/2025	4,171	4,171
12,460	Government of Egypt, 7.785%, (12-months SOFR +2.500%), 04/27/2026 (Egypt) (3)	04/25/2025	12,460	12,460
2,387	Government of Egypt, 7.685%, (12-months SOFR +2.500%), 05/05/2026 (Egypt) (3)	05/02/2025	2,387	2,387
8,047	Government of Egypt, 7.685%-7.886, (12-months SOFR +2.500%), 05/11/2026 (Egypt) (3)	05/12/2025	8,047	8,047
3,925	Government of Egypt, 7.980%, (12-months SOFR +2.500%), 05/18/2026 (Egypt) (3)	05/19/2025	2,720	3,925
4,569	Government of Egypt, 7.995%, (12-months SOFR +2.500%), 05/21/2026 (Egypt) (3)	05/22/2025	4,569	4,569
12,878	Government of Egypt, 7.970%, (12-months SOFR +2.500%), 06/01/2026 (Egypt) (3)	05/27/2025	12,878	12,878
			5,902,394	5,919,123
Foreign Sovereign - 0.97%
462,744	Government of Pakistan, 8.261%, (12-months SOFR +1.000%), 01/20/2026 (Pakistan) (3)	01/21/2025	462,744	463,715
127,813	Government of Pakistan, 7.861%, (12-months SOFR +1.000%), 06/15/2026 (Pakistan) (3)	06/17/2025	127,813	130,407
211,012	Government of Pakistan, 7.878%, (12-months SOFR +1.000%), 06/18/2026 (Pakistan) (3)	06/18/2025	211,012	215,296
167,981	Government of Pakistan, 7.785%, (12-months SOFR +1.000%), 06/22/2026 (Pakistan) (3)	06/16/2025	167,981	171,391
526,067	Government of Pakistan, 7.752%, (12-months SOFR +1.000%), 06/25/2026 (Pakistan) (3)	06/26/2025	526,067	536,746
201,705	Government of Pakistan, 7.707%, (12-months SOFR +1.000%), 06/29/2026 (Pakistan) (3)	07/01/2025	201,705	205,800
226,805	Government of Pakistan, 7.689%, (12-months SOFR +1.000%), 07/02/2026 (Pakistan) (3)	07/03/2025	226,805	231,409
106,599	Government of Pakistan, 7.795%, (12-months SOFR +1.000%), 07/23/2026 (Pakistan) (3)	07/24/2025	106,599	108,763
232,121	Government of Pakistan, 7.822%, (12-months SOFR +1.000%), 07/27/2026 (Pakistan) (3)	07/28/2025	$ 232,121	$ 236,833
465,788	Government of Pakistan, 7.635%-7.882%, (12-months SOFR +1.000%), 08/03/2026 (Pakistan) (3)	08/04/2025 - 08/06/2025	465,788	475,243
233,807	Government of Pakistan, 7.637%, (12-months SOFR +1.000%), 08/10/2026 (Pakistan) (3)	08/11/2025	233,807	238,553
118,467	Government of Pakistan, 7.654%, (12-months SOFR +1.000%), 08/17/2026 (Pakistan) (3)	08/20/2025	118,467	120,872
235,935	Government of Pakistan, 8.018%, (12-months SOFR +1.000%), 08/24/2026 (Pakistan) (3)	08/26/2025 - 08/27/2025	235,935	240,726
130,694	Government of Pakistan, 7.437%, (12-months SOFR +1.000%), 11/06/2026 (Pakistan) (3)	11/05/2025	130,694	133,347
			3,447,538	3,509,101

TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $9,349,932) - 2.60%			9,349,932	9,428,224

BANK TIME DEPOSITS - 16.82% (4)
19,995,033	Arab Banking Corp., NY Branch, 3.840%-4.620%, 02/09/2026-07/23/2026 (Bahrain)			19,995,033
19,351,437	Maybank Islamic Bank, 3.850%-3.950%, 01/23/2026-03/25/2026 (Malaysia)			19,351,437
21,627,011	Qatar National Bank, 3.960%-4.640%, 01/28/2026-12/30/2026 (Qatar)			21,627,011

TOTAL FOR BANK TIME DEPOSITS (Cost $60,973,480) - 16.82%				60,973,481

TOTAL FOR INVESTMENTS (Cost $334,945,344) ** - 94.97%				344,370,221

OTHER ASSETS LESS LIABILITIES, NET - 5.03%				18,242,651

NET ASSETS - 100.00%				$ 362,612,872

* Variable rate security; the coupon rate shown represents the yield at December 31, 2025.

** Refer to Note 9 for Tax Cost.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.
At December 31, 2025, these liquid restricted securities amount to $76,915,455, which represented 21.21% of total net assets.

(2) Denotes a restricted and/or an illiquid security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales; or (c) is considered an illiquid security as defined by the Investment Company Act of 1940. At December 31, 2025, these restricted and/or illiquid securities amounted to $9,428,224, which represented 2.60% of total net assets and are level 3 securities.

(3) Floating/variable note with current rate and current maturity or next reset date shown.

(4) Variable rate instrument, varying maturity dates ranging from one month to twelve months; 7 day demand redemption clause per deposit.

(5) Trade Finance Agreement rates shown are net of ITFC Mudarib Fee which range from 1% - 10%, depending on the agreement.

SOFR - Secured Overnight Financial Rate, a benchmark interest rate for dollar-denominated derivatives and loans.

The accompanying notes are an integral part of these financial statements.

Azzad Funds

Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Assets:
Investment Securities at Fair Value (Cost $95,908,083 and $334,945,344, respectively)	$ 131,257,519	$ 344,370,221
Cash	6,169,825	16,432,282
Receivables:
Shareholder Subscriptions	157,281	1,623,819
Dividends	15,606	26,405
Sukuk and Other Income	-	3,529,789
Prepaid Expenses	17,583	24,921
Total Assets	137,617,814	366,007,437
Liabilities:
Shareholder Redemptions	22,350	49,775
Securities Purchased	199,614	3,087,750
Due to Adviser	61,239	206,570
Distribution Fees	27,002	13,395
Trustee Fees	286	792
Accrued Expenses	29,683	36,283
Total Liabilities	340,174	3,394,565
Net Assets	$ 137,277,640	$ 362,612,872

Net Assets Consist of:
Paid In Capital	$ 107,395,653	$ 353,498,354
Distributable Earnings	29,881,987	9,114,518
Net Assets, for 8,427,683 and 33,366,581 Shares Outstanding, respectively	$ 137,277,640	$ 362,612,872

Net Asset Value Per Share	$ 16.29	$ 10.87

The accompanying notes are an integral part of these financial statements.

Azzad Funds

Statements of Operations
For the six months ended December 31, 2025 (Unaudited)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Investment Income:
Dividends	$ 229,602	$ 195,541
Sukuk Income	-	5,882,716
Other Income from Underlying Investments	-	1,932,530
Total Investment Income	229,602	8,010,787

Expenses:
Advisory	588,333	1,414,520
Distribution	110,312	88,408
Legal	11,312	11,312
Transfer Agent	43,792	40,622
Audit	8,015	9,023
Registration and Filing Fees	17,668	29,671
Administrative	4,536	4,536
Custody	12,735	42,075
Printing	4,066	4,738
Trustee	2,882	7,310
Miscellaneous	20,701	25,499
Insurance	580	526
Total Expenses	824,932	1,678,240
Fees Waived by the Adviser	(96,870)	(104,586)
Net Expenses	728,062	1,573,654

Net Investment Income (Loss)	(498,460)	6,437,133

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,686,096)	153,072
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	2,269,852	2,107,789
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(416,244)	2,260,861

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (914,704)	$ 8,697,994

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2025	6/30/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (498,460)	$ (901,876)
Net Realized Gain (Loss) on Investments	(2,686,096)	3,003,145
Unrealized Appreciation on Investments	2,269,852	24,884
Net Increase (Decrease) in Net Assets Resulting from Operations	(914,704)	2,126,153

Distributions to Shareholders	-	(7,360,323)

Capital Share Transactions	(5,311,901)	2,430,435

Total Decrease in Net Assets	(6,226,605)	(2,803,735)

Net Assets:
Beginning of Period/Year	143,504,245	146,307,980

End of Period/Year	$ 137,277,640	$ 143,504,245

The accompanying notes are an integral part of these financial statements.

Azzad Wise Capital Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2025	6/30/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 6,437,133	$ 10,971,169
Net Realized Gain (Loss) on Investments	153,072	(469,185)
Unrealized Appreciation on Investments	2,107,789	4,653,160
Net Increase in Net Assets Resulting from Operations	8,697,994	15,155,144

Distributions to Shareholders	(6,431,379)	(11,306,159)

Capital Share Transactions	18,882,705	71,660,143

Total Increase in Net Assets	21,149,320	75,509,128

Net Assets:
Beginning of Period/Year	341,463,552	265,954,424

End of Period/Year	$ 362,612,872	$ 341,463,552

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Fund

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2025		6/30/2025	6/30/2024	6/30/2023	6/30/2022	6/30/2021

Net Asset Value, at Beginning of Period/Year	$ 16.41		$ 17.02	$ 16.52	$ 13.05	$ 20.13	$ 15.57

Income From Investment Operations:
Net Investment Loss *	(0.06)		(0.10)	(0.09)	(0.08)	(0.12)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.06)		0.37	1.01	3.56	(4.53)	5.71
Total from Investment Operations	(0.12)		0.27	0.92	3.48	(4.65)	5.59

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	-		(0.88)	(0.42)	(0.01)	(2.43)	(1.03)
Total Distributions	-		(0.88)	(0.42)	(0.01)	(2.43)	(1.03)

Redemption Fees (a)	0.00		0.00	0.00	0.00	0.00	0.00	^

Net Asset Value, at End of Period/Year	$ 16.29		$ 16.41	$ 17.02	$ 16.52	$ 13.05	$ 20.13

Total Return **	(0.73)%	#	1.40%	5.66%	26.66%	(26.46)%	36.53%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 137,278		$ 143,504	$ 146,308	$ 137,619	$ 106,126	$ 137,531
Before Waivers
Ratio of Expenses to Average Net Assets	1.12%	†	1.12%	1.14%	1.14%	1.12%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.81)%	†	(0.76)%	(0.72)%	(0.70)%	(0.82)%	(0.80)%
After Waivers
Ratio of Expenses to Average Net Assets	0.99%	†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Loss to Average Net Assets	(0.68)%	†	(0.63)%	(0.57)%	(0.55)%	(0.69)%	(0.64)%
Portfolio Turnover	28.66%	#	40.09%	24.49%	27.88%	26.23%	64.12%

(a) The Fund charged a 2.00% redemption fee on shares redeemed within 90 days of purchase. Effective November 1, 2020, the Fund no longer charges a redemption fee on shares redeemed within 90 days of purchase.
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
^ Amount calculated is less than $0.005 per share.
† Annualized
# Not annualized

The accompanying notes are an integral part of these financial statements.

Azzad Wise Capital Fund

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2025		6/30/2025	6/30/2024	6/30/2023	6/30/2022	6/30/2021

Net Asset Value, at Beginning of Period/Year	$ 10.80		$ 10.65	$ 10.54	$ 10.45	$ 11.00	$ 10.65

Income From Investment Operations:
Net Investment Income *	0.20		0.39	0.33	0.22	0.13	0.12
Net Gain (Loss) on Securities (Realized and Unrealized)	0.07		0.16	0.11	0.09	(0.50)	0.35
Total from Investment Operations	0.27		0.55	0.44	0.31	(0.37)	0.47

Distributions:
Net Investment Income	(0.20)		(0.39)	(0.33)	(0.21)	(0.15)	(0.10)
Realized Gains	-		(0.01)	0.00	(0.01)	(0.03)	(0.02)
Total Distributions	(0.20)		(0.40)	(0.33)	(0.22)	(0.18)	(0.12)

Redemption Fees (a)	0.00		0.00	0.00	0.00	0.00	0.00	^

Net Asset Value, at End of Period/Year	$ 10.87		$ 10.80	$ 10.65	$ 10.54	$ 10.45	$ 11.00

Total Return **	2.50%	#	5.24%	4.22%	2.99%	(3.46)%	4.39%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 362,613		$ 341,464	$ 265,954	$ 232,124	$ 211,212	$ 195,432
Before Waivers/Recoupment
Ratio of Expenses to Average Net Assets	0.95%	†	0.95%	0.96%	0.97%	0.98%	1.20%	+
Ratio of Net Investment Income to Average Net Assets	3.58%	†	3.58%	3.02%	1.98%	1.14%	1.01%
After Waivers/Recoupment
Ratio of Expenses to Average Net Assets	0.89%	†	0.89%	0.89%	0.89%	0.89%	1.08%	+
Ratio of Net Investment Income to Average Net Assets	3.64%	†	3.63%	3.09%	2.06%	1.23%	1.14%
Portfolio Turnover	10.35%	#	30.13%	36.30%	24.00%	26.47%	22.06%

(a) The Fund charged a 2.00% redemption fee on shares redeemed within 90 days of purchase. Effective November 1, 2020, the Fund no longer charges a redemption fee on shares redeemed within 90 days of purchase.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
^ Amount calculated is less than $0.005 per share.
+ As of January 1, 2021, the Adviser reduced its annual management fee to 0.80% of the average daily net assets and reduced its annual fund operating expenses after fee waiver and/or expense reimbursement to 0.89% of the average daily net assets.
† Annualized
# Not annualized

The accompanying notes are an integral part of these financial statements.

Azzad Funds

Notes to Financial Statements

DECEMBER 31, 2025 (UNAUDITED)

Note 1. Organization

The Azzad Funds (the “Trust”) is an open-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act"). The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the Azzad Ethical Fund (the “Ethical Fund”), which commenced operations on December 22, 2000 and is a registered, diversified fund, and the Azzad Wise Capital Fund (the “Wise Fund”), which commenced operations on April 6, 2010 and is a registered, diversified fund, (each a “Fund” and collectively the “Funds”). Azzad Asset Management, Inc. (“Adviser”) is the investment adviser to both Funds (see Note 4).

The Ethical Fund’s primary investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including separately managed (wrap) programs.

Each Fund is classified as “diversified” for purposes of the 1940 Act. This means that each Fund, with respect to 75% of its total assets, may not purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies) if, as a result (i) more than 5% of such Fund’s total assets would be invested in securities of that issuer, or (ii) such Fund would hold more than 10% of the outstanding voting securities of that issuer.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of Financial Accounting Standards Board Accounting Standard Codification 946 including Accounting Standards Update 2013-08 applicable to investment companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, income, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income – Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Net realized gain/(loss) on the statement of operations also includes realized gain distributions received from Real Estate Investment Trusts (“REITs”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date. Sukuk income and income from other investments in the Wise Fund are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken on the Funds’ 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended December 31, 2025, the Funds did not incur any interest or penalties.

Cash – During the ordinary course of business, the Funds hold cash balances at a major financial institution that are held to meet short-term liquidity requirements, rather than for investment purposes. The cash balances may exceed federally insured limits. The Funds have not experienced losses on these accounts, and management believes the Funds are not exposed to significant risks on such accounts.

Restricted and Illiquid Securities – Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(a)(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities by the Adviser, for purposes of the 15% limitation, pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board”), which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.

Dividends and Distributions to Shareholders – The Ethical Fund intends to distribute substantially all of its net investment income as dividends to their shareholders on at least an annual basis. Net investment income in Wise Fund, if any, is declared as dividends and paid monthly. The Funds intend to distribute their net realized capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. Please see Note 9 for additional information on dividends paid.

Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3. Securities Valuations

Processes and Structure

In computing net asset value, portfolio securities of the Funds are generally valued at their current market values determined on the basis of readily available market quotations, when available. If market quotations are not readily available, securities are valued at fair value as determined in good faith by the Adviser, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that a Fund could reasonably expect to receive if such Fund’s investment in the security were sold at the time of valuation. The Adviser may utilize its valuation committee and third parties to assist the Adviser in its capacity as valuation designee, based upon information available at the time the valuation is made and that the Adviser believes to be reliable.

The Board has approved the Adviser as valuation designee and has adopted written Pricing and Valuation Procedures (the “Procedures”) governing the fair valuation of securities, and has delegated authority to the Adviser to apply those methods in making fair value determinations, subject to Board oversight. The Adviser has established a valuation committee to assist with the implementation of these Procedures. The valuation designee has the responsibility of determining the fair value of each Fund’s securities or other assets in the absence of readily available market quotations. The valuation designee also reviews the Funds’ Procedures to make sure they continue to be appropriate for the Funds. The valuation designee reviews its own fair value decisions and reports to the Board on all fair valuation decisions that are made. The Board reviews all valuation decisions made by the valuation designee and evaluates whether the valuation committee is adhering to the Funds’ Procedures and whether the Procedures continue to be appropriate for the Funds.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized as level 2 investments in the fair value hierarchy.

Sukuks. The Wise Fund invests in Sukuks. Sukuks are used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest. Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. They are therefore considered to be asset-based securities. Sukuks grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Underlying assets may include, without limitation, real estate (developed and undeveloped), infrastructure projects, lease contracts and machinery and equipment. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk. Sukuk certificate holders share the risk of the underlying asset. If the assets on which sukuk are issued do not perform as well as expected, the sukuk investor will bear a share of the loss. Unlike conventional bonds, sukuks do not earn interest payments.

Sukuks may be issued by international financial institutions, foreign governments and agencies of foreign governments and even global corporations. Like conventional bonds, rating agencies rate Sukuks based on their credit quality and the issuer’s ability to pay investors. Sukuks receive ratings that look exactly like conventional bonds. At December 31, 2025, 70.37% of the Wise Fund’s net assets were invested in Sukuks. These instruments are categorized as level 2 investments in the fair value hierarchy.

Trade Finance Agreements. Trade finance agreements in which the Wise Fund may invest consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects, such as, for example, facilities for pre-export finance, process and commodities finance, receivables financing, factoring or forfeiting, trade credit insurance, letters of credit and other documentary credits, documentary collection, promissory notes, bills of exchange and other negotiable instruments.  The Wise Fund may invest in such investments by way of purchase, assignment, participation, guarantee, insurance or another financial instrument.  Trade finance agreement transactions may include both domestic and international transactions, and may include sellers of goods or services, buyers of such goods or services, intermediaries such as banks and other financial institutions as lenders, insurers, and other parties. A trade finance agreement transaction can involve various structures. For example, while a seller (or exporter) can require a purchaser (an importer) to prepay for goods shipped, the purchaser (importer) may wish to reduce risk by requiring the seller to document the goods that have been shipped. Banks, financial institutions or other lenders may assist by providing various forms of support, such as a letter of credit provided by the importer’s bank to the exporter (or the exporter's bank) providing for payment upon presentation of certain documents (for example, a bill of lading). The exporter's bank also may make a loan (by advancing funds) to the exporter on the basis of the export contract.

Trade Finance agreements are located primarily in or have exposure to global emerging markets. As such, the Wise Fund is subject to all of the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance agreements asset class, such as liquidity risk, credit rating risk, and counter-party risk. The Wise Fund will only invest in trade finance agreements related securities if it is determined that this investment is in accordance with the Wise Fund’s ethical investment philosophy. Trade finance agreements are categorized as level 3 investments in the fair value hierarchy. Trade finance agreements are considered illiquid securities as defined by the 1940 Act. The Wise Fund’s investments in trade finance agreements at December 31, 2025 represented 2.60% of the Wise Fund’s net assets.

Bank Time Deposits. In a typical bank deposit, a bank raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities. The bank is responsible for monitoring the underlying investments to make sure that they will achieve the anticipated profit rate agreed upon in the contract on the maturity date. If the bank makes any profit by the maturity date, the profits are shared with investors according to a pre-agreed ratio. Conversely, if a loss is made, it is borne by the investors in the absence of gross negligence, fraud or willful default by the bank. The bank provides investors with monthly indicative profit rates for their investments. Bank time deposits are categorized as level 2 investments in the fair value hierarchy. The Wise Fund’s investments in bank deposits represented 16.82% of its net assets at December 31, 2025.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2025:

Ethical Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$131,257,519	$ -	$ -	$131,257,519
	$131,257,519	$ -	$ -	$131,257,519

* Industry classifications for these categories are detailed in the Fund’s Schedule of Investments.

There were no transfers into or out of level 1, level 2, or level 3 during the period. It is the Ethical Fund’s policy to recognize transfers into and out of level 1, level 2, and level 3 at the end of the reporting period. The Ethical Fund did not hold any derivative instruments at any time during the six months ended December 31, 2025.

Wise Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 18,393,769	$ -	$ -	$ 18,393,769
Real Estate Investment Trusts	412,669	-	-	412,669
Sukuks *	-	255,162,078	-	255,162,078
Trade Finance Agreements *	-	-	9,428,224	9,428,224
Bank Time Deposits	-	60,973,481	-	60,973,481
	$ 18,806,438	$316,135,559	$9,428,224	$344,370,221

* Industry classifications for these categories are detailed in the Fund’s Schedule of Investments.

There were no transfers into or out of level 1, level 2 or level 3 during the period. It is the Wise Fund’s policy to recognize transfers into and out of level 1, level 2 and level 3 at the end of the reporting period.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Trade Finance Agreements
Balance as of 6/30/2025	$ 15,370,411
Change in Unrealized Appreciation	27,360
Realized Gain/(Loss)	12,061
Purchases	4,720,749
Sales	(10,702,357)
Transfers In/(Out) of Level 3	-
Balance as of 12/31/2025	$ 9,428,224

The Wise Fund uses a pricing service to provide price evaluations for level 3 Trade Finance Agreements. The values supplied by the pricing service under the agreements are determined by market quotations where such quotations are available, fair value where market quotations are not available. Unless otherwise stated the valuations are marked mid-market for each transaction and are derived from proprietary models. The quantitative unobservable inputs used by the pricing service may be based upon a number of factors including, but not limited to, current prices quoted, valuation of underlying assets, market liquidity, the pricing service’s proprietary models and assumptions (which are subject to change without notice) and publicly available information.

Note 4. Transactions with the Adviser and Affiliates

Advisory Agreements – Under advisory agreements with the Trust, the Adviser furnishes management and investment advisory services and, subject to the supervision of the Board, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service, the Adviser receives a monthly management fee at the annual rate of 0.80% of the average daily net assets for each Fund.

For the six months ended December 31, 2025, the Adviser earned $588,333 and $1,414,520 in advisory fees for the Ethical Fund and Wise Fund, respectively under the advisory agreements. As of December 31, 2025, the Adviser was owed $60,475 and $205,806 in advisory fees for the Ethical Fund and Wise Fund, respectively.

The Adviser has agreed to contractually waive all or a portion of its fees or reimburse each Fund for certain operating expenses, to the extent necessary to limit each Fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Funds invest; and litigation and other extraordinary expenses) to 0.99% and 0.89% of the average daily net assets of the Ethical Fund and Wise Fund, respectively, until at least December 1, 2029. Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the respective Fund within three years after such reimbursement or waiver occurred, if the Board approves such reimbursement and the Fund is able to make the repayment without exceeding the expense limitations in place at either the time of the waiver or reimbursement occurred or any expense limitation then in effect. For the six months ended December 31, 2025, the Adviser waived fees of $96,870 for the Ethical Fund and $104,586 for the Wise Fund.

The Adviser may be entitled to reimbursement of fees waived or expenses paid by the Adviser from each Fund. The amount of fees waived or expenses paid may be reimbursed to the Adviser during the following three-year period to the extent that payment of such expenses does not cause a Fund to exceed the expense limitation. As of June 30, 2025, the unreimbursed amounts paid or waived by the Adviser on behalf of the Ethical Fund and Wise Fund are $564,888 and $544,731, respectively. As of June 30, 2025, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable in Fiscal Year Ending	Ethical Fund	Wise Fund
June 30, 2023	June 30, 2026	$ 180,053	$ 177,748
June 30, 2024	June 30, 2027	$ 205,690	$ 191,913
June 30, 2025	June 30, 2028	$ 179,145	$ 175,070

Sub-Advisory Agreement – The Adviser entered into a sub-advisory agreement with Delaware Investments Fund Advisers (“DIFA”) on August 15, 2023, on behalf of the Ethical Fund. Under the sub-advisory agreement between the Adviser and DIFA, DIFA earns an annual sub-advisory fee equal to a flat fee of 0.25% of the Ethical Fund’s average daily net assets. The sub-advisory fee is paid to DIFA by the Adviser, not the Ethical Fund directly, and therefore is included in the advisory fees paid by the Ethical Fund. For the six months ended December 31, 2025, DIFA earned $60,232 in sub-advisory fees for the Ethical Fund.

The Adviser entered into a Sub-Advisory Agreement with Federated Investment Management Company (“Federated”) on August 15, 2023, on behalf of the Wise Fund. Under a Sub-Advisory Agreement between the Adviser and Federated, Federated earns an annual sub-advisory fee of 0.60% on the first $25 million in assets; 0.50% on assets between $25 million and $50 million; and 0.40% on assets over $50 million of the average daily net assets for the portion of the Wise Fund that it manages. As of August 15, 2023, the Sub-Adviser voluntarily reduced its annual sub-advisory fee to 0.25% of the average daily net assets for the portion of the Wise Fund that it manages. The sub-advisory fee paid to Federated is paid by the Adviser, not the Wise Fund directly, and therefore is included in the advisory fees paid by the Wise Fund. The Wise Fund receives additional research services and investment management expertise, from a reputable investment manager without any additional expense to the Wise Fund. For the six months ended December 31, 2025, Federated earned $406,686 in sub-advisory fees for the Wise Fund.

The Adviser entered into a Sub Sub-Advisory Agreement with Federated and Federated Hermes (UK) LLP (“Federated Hermes”) on August 15, 2023, on behalf of the Wise Fund. Federated and the Adviser retained Federated Hermes, an affiliate of Federated, to provide assistance in carrying out Federated’s duties as the Wise Fund’s sub-adviser. The Adviser oversees each of Federated and Federated Hermes and will be responsible for the day-to-day portfolio management of the Wise Fund related to the dividend-yielding equity portion of the Wise Fund’s portfolio and for ensuring that the Wise Fund’s holdings and portfolio management complies with its ethical investment restrictions. Under the terms of the sub-sub-advisory agreement, Federated Hermes’ sub-sub-advisory fee is paid by Federated, from the sub-advisory fee that Federated receives, and not directly by the Fund or the Adviser, and therefore does not increase the advisory fees paid by the Wise Fund. For the six months ended December 31, 2025, Federated Hermes earned $0 in sub-sub-advisory fees for the Wise Fund.

Administrative Agreement - The Funds have an Administrative Agreement with the Adviser. Pursuant to the Administrative Agreement, the Adviser, subject to the overall supervision and review of the Board, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds. As such, each Fund pays the Adviser $750 per month. For the six months ended December 31, 2025, the Adviser earned $4,536 from each Fund for administrative services. As of December 31, 2025, each Fund owed the Adviser $764 in administrative fees.

Note 5. Segment Reporting

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and its role, the Vice President or his designee is deemed to be the Chief Operating Decision Maker.

Note 6. Capital Share Transactions

Each Fund is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the six months ended December 31, 2025 and year ended June 30, 2025:

Ethical Fund	Six Months Ended 12/31/2025		Year Ended 6/30/2025
	Shares	Amount	Shares	Amount
Shares Sold	741,969	$ 12,465,272	1,607,052	$ 25,990,585
Shares issued in reinvestment of distributions	-	-	425,491	7,224,843
Shares redeemed	(1,060,981)	(17,777,173)	(1,883,020)	(30,784,993)
Net Increase (Decrease)	(319,012)	$ (5,311,901)	149,523	$ 2,430,435

The following is a summary of capital share activity for the six months ended December 31, 2025 and year ended June 30, 2025:

Wise Fund	Six Months Ended 12/31/2025		Year Ended 6/30/2025
	Shares	Amount	Shares	Amount
Shares Sold	4,569,925	$ 49,689,417	10,971,873	$ 118,190,831
Shares issued in reinvestment of distributions	585,962	6,364,333	1,036,814	11,165,943
Shares redeemed	(3,417,639)	(37,171,045)	(5,356,349)	(57,696,631)
Net Increase	1,738,248	$ 18,882,705	6,652,338	$ 71,660,143

Note 7. Investment Transactions

For the six months ended December 31, 2025, purchases and sales of investment securities other than short-term investments aggregated $39,445,874 and $46,028,091 respectively, for the Ethical Fund. For the six months ended December 31, 2025, the purchases and sales of investment securities other than short-term investments aggregated $46,771,039 and $26,858,000, respectively, for the Wise Fund.

Note 8. Concentration of Risk

The Wise Fund invests in securities of non-U.S. and U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. As of December 31, 2025, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Arab Emirates	20.25%
Saudi Arabia	16.01%
Malaysia	12.55%
Qatar	9.02%
Bahrain	9.00%
Indonesia	6.89%
United States	5.96%
Oman	5.59%
Turkey	4.35%
Egypt	3.32%
Pakistan	0.97%
Kuwait	0.57%
Ireland	0.49%

Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values, as well as adverse political, social, and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation, and more volatile performance. Foreign financial markets may also have fewer investor protections. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. These factors may prevent the Wise Fund and the Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the U.S. There is also the risk of confiscation, taxation, currency blockage, or political or social instability.

The economy of the United Arab Emirates (UAE), in which the Wise Fund makes investments, is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy and the Wise Fund. The non-oil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re-export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Wise Fund. In addition, political instability and protests in the Middle East may cause disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Wise Fund.

Concentration Risk: To the extent that either Fund is concentrated in a particular sector or group of sectors, the Fund may be susceptible to loss due to adverse occurrences affecting that sector or group of sectors.

Technology Sector Risk: For the Ethical Fund, investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Market Risk: Overall market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, trade barriers, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Note 9. Tax Matters

As of June 30, 2025, the tax basis components, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Ethical Fund	Wise Fund
Federal tax cost of investments, including short-term investments	$105,177,330	$318,574,352

Gross tax appreciation of investments	$ 41,298,704	$ 8,668,206
Gross tax depreciation of investments	$ (8,219,120)	$ (1,351,118)
Net tax appreciation	$ 33,079,584	$ 7,317,088

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2025, the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Ethical Fund	Wise Fund
Unrealized appreciation on investments	$ 33,079,584	$ 7,317,088
Long-term Capital Loss Carryforward – Non-expiring	-	(59,276)
Short-term Capital Loss Carryforward – Non-expiring	-	(40,165)
Late Year Losses	(429,092)	-
Post-October Losses	(1,853,801)	(369,744)
Distributable Earnings	$ 30,796,691	$ 6,847,903

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Ethical Fund incurred and elected to defer $429,092 of such late year losses. The Wise Fund incurred and elected to defer $369,744 of Post-October Losses.

As of June 30, 2025, the Wise Fund has a capital loss carryforward available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Long-term non-expiring	$ (59,276)
Short-term non-expiring	$ (40,165)

The Ethical Fund has recorded a reclassification in the capital accounts. As of June 30, 2025, the Ethical Fund recorded permanent book/tax differences of $927,740 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Ethical Fund.

The Funds paid the following distributions for the six months ended December 31, 2025 and year ended June 30, 2025:

Ethical Fund
Year Ended	Amount	Tax Character
6/30/2025	$ 7,360,323	Long-Term Capital Gain

Wise Fund
Six Months Ended	Amount	Tax Character
12/31/2025	$ 6,431,379	Ordinary Income

Year Ended	Amount	Tax Character
6/30/2025	$11,023,767	Ordinary Income
6/30/2025	$ 282,392	Long-Term Capital Gain

The Ethical Fund did not pay a distribution for the six months ended December 31, 2025.

Note 10. Distribution Plan

The Funds adopted an Amended and Restated Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows each Fund to pay distribution expenditures incurred in connection with the sale and promotion of such Fund and the furnishing of services to shareholders of the Fund. The Plan provides that the Ethical Fund may receive an annual reimbursement under the Plan up to 0.15% of its average daily net assets and the Wise Fund may receive an annual reimbursement under the Plan up to 0.05% of its average daily net assets. Under the Plan, permitted expenditures include: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund’s shares and their shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports for each Fund’s shares for recipients other than existing shareholders; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of shares, either directly or through other persons with which the Trust has entered into agreements related to the Plan. Because these expenses are paid out of each Fund’s respective assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges. For the six months ended December 31, 2025, the Ethical Fund incurred $110,312 in distribution fees and the Wise Fund incurred $88,408 in distribution fees.

Note 11. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Charles Schwab & Co., Inc. (“Schwab”), in aggregate, owned approximately 65% and 78% of the shares of the Ethical Fund and the Wise Fund, respectively, for the benefit of others. As a result, Schwab may be deemed to control both Funds.

Note 12. Indemnifications

In the normal course of business, each Fund enters into contracts that contain general indemnification to other parties. A Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 13. New Accounting Pronouncements

On December 14, 2023, the FASB issued ASU 2023-09-Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to Accounting Standards Codification (ASC) 740, Income Taxes. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Fund's financial statements.

Note 14. Subsequent Events

On January 30, 2026, the Wise Fund paid shareholders of record at January 29, 2026, a net investment income distribution of $1,028,955, equivalent to $0.030768 per share.

Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

Azzad Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2025 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369, by visiting the Funds’ website at https://azzadasset.com/azzad-funds/, and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 16.  Controls and Procedures.

(a)        The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date February 20, 2026